UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2017

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

MH Elite Portfolio of Funds Trust 43 Highlander Drive Scotch Plains, New Jersey 07076 1-800-318-7969 www.mhelite.com

Dear Fellow Shareholder:

We are pleased to present our combined 2017 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds.

Investors ignored the perils of our times. Nuclear threats from North Korea, devastating hurricanes and wildfires, Russia’s attempt to influence our elections, numerous terrorist attacks here and abroad, deadliest mass shooting in modern U.S. history, a dysfunctional Washington and white supremacist rallies all presented investors with more than enough reasons to be concerned about the stock market and the growth of our economy and yet the stock market prevailed in spite of all the headwinds. We are currently in the midst of one of the longest running bull markets. Investors focused on higher corporate earnings and low interest rates, the true drivers of stock market performance. Our President may not agree as to what moves the market as he has been quoted to say “The reason our stock market is so successful is because of me. I’ve always been great with money … that’s what I do.”

Additional factors driving the market higher was the prospect of $1 trillion in infrastructure spending, reduced corporate taxes and the rollback of numerous regulations. On the other hand, forecasts of rising inflation and interest rates could dampen investor enthusiasm. Market volatility is a mainstay when it comes to investing and, historically, market declines of roughly 15% are not uncommon for midterm election years. As 2018 unravels we have already seen the Dow drop by over 1000 points in one day. Similarities have been drawn between this current bull market and the late 1990s bull market when tech stocks were red hot and anything value oriented was cast aside. Will today’s bitcoin mania be any different than the dot-com bubble when Internet stocks were bid up to stratospheric valuations before crashing?

In general, large company stocks outperformed small company stocks by 65% on average, growth stocks trounced value by a 2 to 1 margin and international equities and emerging markets outperformed the U.S. market for the first time in several years. Large cap growth stocks were driven by the strong stock performance of the technology sector, on the strength of social media and e-commerce stocks, such as the so-called FAANG stocks, Facebook, Amazon, Apple, Netflix and Google parent Alphabet. After 17 years, technology stocks have recovered all their losses from the 2000-2002 dotcom crash and burn period.

MH Elite Small Cap Fund of Funds gained 12.4%, in line with the 12.3% gain of the Morningstar Small Blend category, but underperforming the Russell 2000 Index of small cap stocks return of 14.6% in 2017. Our underperformance versus the index can be mostly attributed to the gap in returns between value and growth stock funds. In a complete turnaround from 2016, small cap value funds gained less than half as much as small cap growth funds. According to Morningstar, the small value category gained on average 8.5% while small cap growth funds were up 21.5% on average. When investing in multiple investing styles, performances can be misleading. For example, in the small cap growth category, PNC Multi Factor Small Cap Core underperformed other funds within the same category. The lackluster performance can be attributed to the fact that the fund is underweight technology and is included in the portfolio for its diversification within the small cap growth sector. We are not looking to chase performance as our focus is on building a diversified portfolio of funds representing the full spectrum of investment choices within the small cap sector. This can be best illustrated by the recent performance of T. Rowe Price New Horizons. T. Rowe Price New Horizons significantly underperformed in 2016, in fact our worst performer, but rebounded in 2017 as one of our top performers with a gain of 31.5%.

We received exceptional performance from Virtus Small-Cap Sustainable Growth, our top performer with a gain of 37%.  We also received strong performances from T. Rowe Price QM US Small Cap Growth Equity (22.1%),  PIMCO Small Cap StockPlus AR Strategy (17.6%) and Vanguard Small Cap Value Index (16.9%). Funds that are being watched closely and under consideration for replacement due to underperforming include Fidelity Small Cap Discovery (7.9%), Nuveen Small Cap Value (6.3%), Tributary Small Company (8.5%), and Mairs and Power Small Cap (7.6%).

There were no new additions to the portfolio in 2017 nor did we remove any holdings. There are a number of funds on our radar as we continue to search for the best mix of funds we believe will create a balanced approach to investing in the small cap sector over the long term. We try to look for consistency over 1, 3 and 5 year average annual returns.

MH Elite Fund of Funds gained 20.4%, matching the gain of the Morningstar Large Blend category while slightly trailing the Russell 1000 Index’s gain of 21.7%. Mid and Large Cap Growth funds, with an emphasis in technology stocks, performed exceptionally well with a number of our holdings gaining more than 30%, led by T. Rowe Price Global Technology (47%), Primecap Odyssey Aggressive Growth (33.6%), Loomis Sayles Growth (32.6%), Shelton NASDAQ-100 Index (31.2%) and Akre Focus (30.9%). Last year the large cap value category significantly outperformed the large cap growth category. In 2017 it has been the complete opposite as the large cap and mid-cap growth categories have gained almost twice as much as funds aligned with a value investing strategy. As we invest in both value and growth investing styles it is expected that our returns would reflect the disparity in fund returns and, naturally, represent more of an average of the two investing styles.

Other holdings to outperform the broad market were Fidelity Select Biotechnology Portfolio, up 27.9%, Primecap Odyssey Stock (26%), Glenmede Large Cap Core Portfolio (24.8%) and Vanguard Tax-Managed Capital Appreciation (22.4%). Our return was dampened somewhat by the performance of a few funds including Vanguard Consumer Staples Index (11.8%), Vanguard US Value (13%), Lazard US Equity Concentrated Open (15.2%) and John Hancock Disciplined Value Mid Cap (15.6%). We maintained a cash position of approximately. 10% of assets, significantly more than usual and, as such, we sacrificed a little in performance while waiting for a market correction that never materialized in 2017. We are currently looking for opportunities to reduce our cash position.

There were no changes in the composition of our portfolio which is currently allocated with approximately 70% in large cap stocks and 30% in mid-cap stocks.

MH Elite Select Portfolio of Funds was our best performing fund with a gain of 21.7% as international and emerging market funds finally reversed their fortunes of the past 5 years. There were a number of funds with gains in excess of 30% led by Baron Emerging Markets (40.3%), Oppenheimer International Small-Mid Co (38.3%), Oppenheimer Developing Markets (35.1%), Matthews Asia Dividend (34.7%) and Fidelity Select Chemical Portfolio (31.7%). We also received strong performances from Oakmark International (29.7%), Fidelity Total Emerging Markets (29.6%) MFS International Value (27.1%), and Alpine Global Infrastructure (25.2%).

There were a few disappointments within the portfolio as energy and the US Real Estate market and REITs, in particular, did not benefit from the continued run up in stock prices. Cohen & Steers Real Estate Securities, with a focus in the US, was only up 8.1% vs. a gain of 22.2% return for Third Ave Real Estate Value which invests globally.  Vanguard Energy Index actually lost money in 2017, down 2.4%. FMI International was also disappointing with a gain of 15.5% versus a category average of 25% as was the Matthews Emerging Asia gain of 18.4%, which notably underperformed our other emerging market holdings.

We trimmed our positions in Vanguard Materials Index, Vanguard Global Minimum Volatility and FMI International. With the proceeds we increased our positions in the emerging market and infrastructure sectors. There were no new funds added to the portfolio in 2017. The fund has a target allocation of investing approx. 45% in Foreign Develop Markets, 25% in Emerging Market funds, 12% in Commodities, 7% in the Real Estate sector and 11% in other alternative strategies and cash.

MH Elite Income Fund of Funds outperformed the Barclay’s Bond Index with a gain of 5.4% versus 3.6%. Our best performing fund categories this past year were emerging market bonds, convertible securities, utilities, high yield bonds and dividend stocks. Vanguard High Dividend Yield Index (16.4%), Columbia Convertible Securities (15.6%), Vanguard Utilities Index (12.5%), Fidelity Capital and Income (11.6%) and Fidelity New Markets Income (10.1%) were our best performers.

Conversely Salient Select Income was our worst performing holding with a gain of only 1.8%. This poor performance was a reflection of the real estate market. Salient Select Income owns preferred stocks of primarily real estate companies. In contrast and for diversification we own another fund within the preferred stock category, Cohen & Steers Preferred Securities and Income. This fund owns preferred stocks of primarily financial stocks and was one of our top performers with a gain of 11.4%.  Our global and foreign bond holdings slightly underperformed while our short and intermediate term bond holdings performed well within their respective categories with gains ranging from 3.9% to 8.5%

Changes to the portfolio included selling Vanguard Total International Bond Index and purchasing Guggenheim Total Return Bond and T. Rowe Price Global Multi-Sector Bond. We also added to a number of existing positions to maintain our target allocation.

Our current target allocation is to invest 40% in traditional bonds with an emphasis on short, intermediate term and multisector bond funds. We diversify the portfolio by allocating 8% to High Yield Bond Funds, 6% to Floating Rate/Bank Loan Funds, 8% to Emerging Market Bond Funds, 10% to World Bond Funds, 25% to alternative income strategies of investing in Utilities, Preferred Stock and funds that generate income from stock dividends and 3% to cash.

The fund has succeeded in providing a stable alternative to our other three equity funds. Shareholders now have the option to reduce their risk exposure to stocks and create a more balanced investment approach, all within the MH Elite Family of Funds.

The importance of diversification and asset allocation cannot be stressed enough and is worth repeating. Investing can be very precarious. A diversified portfolio helps to ensure that losses in one sector or asset class won’t sink you overall portfolio. Stock market losses are inevitable, but fortunately, they are typically not long lasting if investors maintain a diversified portfolio. Every downturn in the market is followed with a recovery period. Large-caps underperformed small-cap stocks in 2016 and then significantly outperformed in 2017, foreign stocks outperformed in 2017 after trailing noticeably in 2016, growth stocks outperformed value in 2015, lagged considerably in 2016 and regained its leadership in 2017. Despite all the excuses to not be in the market, investors and savers who stay invested are eventually rewarded for their patience and their ability to tune out the noise and let the stock market do its thing, which is to grow in value over time, an investor’s best safeguard to financial success.

To our loyal shareholders, we appreciate and thank you for the trust you have placed in our management and we would like to extend a special welcome to all new shareholders.

For more information on our investing strategies and updates to fund holdings please visit our website, www.mhelite.com.

Sincerely,

Harvey Merson

President

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

December 31, 2017

Investment Category of Underlying Funds

(as a % of Fund net assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Vanguard Small Cap Value Index Adm Class	7.7	Vanguard Tax-Managed Small Cap Adm Class	8.7	Virtus KAR Small-Cap Growth Class I	7.8
Nuveen Small Cap Value Class I	7.3	PIMCO StocksPLUS Small Fund Class I	7.1	T. Rowe Price QM US Small Cap Gr Equity	5.5
Fidelity Small Cap Value	5.7	Westwood SmallCap Class I	7.1	PNC Multi Factor Small Cap Core Class I	5.4
		Fidelity Small Cap Discovery	6.6	T. Rowe Price New Horizons	5.3
		Mairs & Power Small Cap	6.2	Brown Advisory Small Cap Growth Inv Class	4.7
		Tributary Small Company Class I	5.9

Short-Term Securities and Other Assets – 9.0%

Percentage of Fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
24%	36%	40%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

December 31, 2017

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2006 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2017
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	12.39%	10.66%	5.58%
Russell 2000 Index	14.65%	14.12%	8.71%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

December 31, 2017

Mutual Funds (91.0%)	Shares	Value

Vanguard Tax-Managed Small Cap Adm Class	9,845	$ 606,773
Virtus KAR Small-Cap Growth Class I	19,599	543,689
Vanguard Small Cap Value Index Adm Class	9,436	538,043
Nuveen Small Cap Value Class I	19,181	509,826
PIMCO StocksPLUS Small Fund Class I	47,422	499,831
Westwood SmallCap Class I	28,636	495,113
Fidelity Small Cap Discovery	15,506	463,780
Mairs & Power Small Cap	17,200	435,499
Tributary Small Company Class I	14,487	412,596
Fidelity Small Cap Value	19,711	400,525
T. Rowe Price QM US Small Cap Gr Equity	10,993	383,547
PNC Multi Factor Small Cap Core Class I	14,313	378,578
T. Rowe Price New Horizons	7,098	373,154
Brown Advisory Small Cap Growth Inv Class	17,889	332,200

Total Mutual Funds (Cost $ 4,990,000)		6,373,154

Short-Term Securities (7.9%)

Fidelity Institutional Money Market (Cost $ 550,356)		550,356

Total Short-Term Securities		550,356

Total Investments in Securities (Cost $ 5,540,356) (98.9%)		6,923,510

Other Assets (1.1%)		74.223

Net Assets (100%)		$ 6,997,733

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

December 31, 2017

Assets

Investments in securities at value (Cost $ 5,540,356)	$ 6,923,510
Cash	74,223

Total Assets	6,997,733

Liabilities

Total Liabilities	-

Net Assets	$ 6,997,733

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 921,007)	$ 5,439,647
Accumulated realized gain on investments	174,932
Net unrealized appreciation on investments	1,383,154

Net Assets	$ 6,997,733

Net asset value per share	$ 7.60

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Year Ended December 31, 2017

Investment income
Dividend income from underlying funds	$ 32,979
Interest income from underlying funds	18,791
Interest income from money market	3,386
Total investment income	55,156

Expenses
Investment advisory fees	65,621
Administrative service fees	16,405
Total expenses	82,026

Net investment loss	(26,870)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	192,966
Net change in unrealized appreciation on investments	602,972
Net realized and unrealized gain on investments	795,938

Net increase in net assets resulting from operations	$ 769,068

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2017 and 2016

	2017	2016
Increase in net assets from operations
Net investment loss	$ (26,870)	$ (25,776)
Capital gain distributions from underlying funds	192,966	77,223
Net realized gain from investments	-	282,503
Net change in unrealized appreciation on investments	602,972	557,897
Net increase in net assets resulting from operations	769,068	891,847

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(344,167)	(335,157)
Total distributions	(344,167)	(335,157)

Capital share transactions (note 5)	282,131	127,838
Total increase	707,032	684,528

Net assets at beginning of period	6,290,701	5,606,173
Net assets at end of period	$ 6,997,733	$ 6,290,701

Undistributed net investment income included in net assets at end of period	$ -	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

December 31, 2017

Investment Category of Underlying Funds

(as a % of Fund net assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
DoubleLine Shiller Enhanced CAPE Class I	5.6	Glenmede Large Cap Core Portfolio	6.5	Akre Focus Class I	6.2
PIMCO RAE Fundamental Plus Class I	5.2	Vanguard Tax-Managed Capital App Adm Class	5.6	Shelton Nasdaq-100 Index Direct	5.0
T. Rowe Price Dividend Growth	5.1	Primecap Odyssey Stock	5.3	T. Rowe Price Global Technology	5.0
LSV Value Equity	4.9	Parnassus Endeavor Class I	4.3	Loomis Sayles Growth Class Y	4.9
Vanguard US Value Inv Class	4.4	Vanguard Consumer Staples Index Adm Class	4.3
		Lazard US Equity Concentrated Open	4.1

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
		John Hancock Disciplined Value Mid Cap Class I	4.7	Primecap Odyssey Aggressive Growth	7.1
				Fidelity Select Biotechnology Portfolio	2.7

Short-Term Securities and Other Assets – 9.1%

Percentage of Fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
31%	28%	41%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

December 31, 2017

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2006 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2017
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	20.44%	11.73%	5.34%
Russell 1000 Index	21.69%	15.71%	8.59%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

December 31, 2017

Mutual Funds (90.9%)	Shares	Value

Primecap Odyssey Aggressive Growth	20,344	$ 901,842
Glenmede Large Cap Core Portfolio	29,257	825,046
Akre Focus Class I	23,725	783,885
Vanguard Tax-Managed Capital App Adm Class	5,193	713,062
DoubleLine Shiller Enhanced CAPE Class I	46,560	710,973
Primecap Odyssey Stock	21,213	676,920
PIMCO RAE Fundamental Plus Class I	85,315	655,216
T. Rowe Price Dividend Growth	15,003	650,826
Shelton Nasdaq-100 Index Direct	39,886	639,778
T. Rowe Price Global Technology	37,538	631,757
LSV Value Equity	21,602	625,372
Loomis Sayles Growth Class Y	39,936	620,208
John Hancock Disciplined Value Mid Cap Class I	25,528	595,061
Vanguard US Value Inv Class	28,952	554,430
Parnassus Endeavor Class I	14,745	548,658
Vanguard Consumer Staples Index Adm Class	7,541	542,760
Lazard US Equity Concentrated Open	33,761	520,594
Fidelity Select Biotechnology Portfolio	1,573	345,131

Total Mutual Funds (Cost $ 9,075,000)		11,541,519

Short-Term Securities (8.4%)

Fidelity Institutional Money Market (Cost $ 1,059,025)		1,059,025

Total Short-Term Securities (Cost $ 1,059,025)		1,059,025

Total Investments in Securities (Cost $ 10,134,025) (99.3%)		12,600,544

Other Assets (0.7%)		93,207

Net Assets (100%)		$ 12,693,751

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

December 31, 2017

Assets

Investments in securities at value (Cost $ 10,134,025)	$ 12,600,544
Cash	93,207

Total Assets	12,693,751

Liabilities

Total Liabilities	-

Net Assets	$ 12,693,751

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,834,028)	$ 9,822,775
Undistributed net investment income	5,406
Accumulated realized gain on investments	399,051
Net unrealized appreciation on investments	2,466,519

Net Assets	$ 12,693,751

Net asset value per share	$ 6.92

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Year Ended December 31, 2017

Investment income
Dividend income from underlying funds	$ 146,435
Interest income from money market	6,235
Total investment income	152,670

Expenses
Investment advisory fees	117,811
Administrative service fees	29,453
Total expenses	147,264

Net investment Income	5,406

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	399,051
Net change in unrealized appreciation on investments	1,779,532
Net realized and unrealized gain on investments	2,178,583

Net increase in net assets resulting from operations	$2,183,989

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2017 and 2016

	2017	2016
Increase in net assets from operations
Net investment Income/(loss)	$ 5,406	$ (43,785)
Capital gain distributions from underlying funds	399,051	151,634
Net realized gain from investments	-	96,189
Net change in unrealized appreciation on investments	1,779,532	514,181
Net increase in net assets resulting from operations	2,183,989	718,219

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(234,270)	(921,444)
Total distributions	(234,270)	(921,444)

Capital share transactions (note 5)	(143,768)	856,170
Total increase	1,805,951	652,945

Net assets at beginning of period	10,887,800	10,234,855
Net assets at end of period	$ 12,693,751	$ 10,887,800

Undistributed net investment income included in net assets at end of period	$ 5,406	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

December 31, 2017

Investment Category of Underlying Funds

(as a % of Fund net assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Natural Resources	%
MFS International Value Class I	7.6	Fidelity Total Emerging Markets	6.4	Fidelity Select Chemicals Portfolio	4.3
Oppenheimer International Small-Mid Co. Class Y	7.4	Matthews Emerging Asia Inv Class	6.0	Vanguard Materials Index Adm Class	4.2
Oakmark International Inv Class	7.3	Baron Emerging Markets Retail Class	5.6	AllianzGl Global Water Class I	3.5
PIMCO StocksPLUS Intl (USD-Hedged) Class I	6.6	Oppenheimer Developing Markets Class Y	5.6
Matthews Asia Dividend Inv Class	6.5
FMI International	4.8

Global Real Estate	%	World Stock	%	Equity Energy	%
Cohen & Steers Real Estate Securities Class I	3.6	Alpine Global Infrastructure Class I	3.9	Vanguard Energy Index Adm Class	2.6
Third Avenue Real Estate Value Class I	3.4	Vanguard Global Minimum Volatility Adm Class	3.6
		Lazard Global Listed Infrastructure Class I	3.3

Short-Term Securities and Other Assets – 3.8%

Percentage of Fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

December 31, 2017

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
MSCI ACWI EX USA IMI $12,989
MH Elite Select Portfolio of Funds $12,346
MH Elite Select Portfolio of Funds
MSCI ACWI ex USA IMI

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2006 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI EX USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI EX USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI EX USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended December 31, 2017
	Average Annual
	1 Year	5 Year	10 Year
MH Elite Select Portfolio of Funds	21.70%	5.41%	2.13%
MSCI ACWI EX USA IMI Index	28.38%	7.69%	2.65%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

December 31, 2017

Mutual Funds (96.2%)	Shares	Value

MFS International Value Class I	9,983	$ 451,844
Oppenheimer International Small-Mid Co Class Y	8,985	441,330
Oakmark International Inv Class	15,177	433,610
PIMCO StockPLUS Intl (USD Hedged) Class I	46,446	393,401
Matthews Asia Dividend Inv Class	19,443	383,798
Fidelity Total Emerging Markets	27,907	378,140
Matthews Emerging Asia Inv Class	22,779	353,303
Baron Emerging Markets Retail Class	21,742	333,305
Oppenheimer Developing Markets Class Y	7,703	330,786
FMI International	8,327	282,611
Fidelity Select Chemicals Portfolio	1,430	255,031
Vanguard Materials Index Adm Class	3,535	245,948
Alpine Global Infrastructure Class I	10,956	229,197
Cohen & Steers Real Estate Securities Class I	13,777	214,776
Vanguard Global Minimum Volatility Adm Class	7,841	212,169
AllianzGI Global Water Class I	13,584	209,200
Third Avenue Real Estate Value Class I	5,816	199,676
Lazard Global Listed Infrastructure Class I	12,094	193,510
Vanguard Energy Index Adm Class	3,146	155,473

Total Mutual Funds (Cost $ 4,473,558)		5,697,108

Short-Term Securities (2.8%)

Fidelity Institutional Money Market (Cost $ 166,115)		166,115

Total Short-term Securities (Cost $ 166,115)		166,115

Total Investments in Securities (Cost $ 4,639,673) (99.0%)		5,863,223

Other Assets (1.0%)		60,763

Net Assets (100%)		$ 5,923,986

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

December 31, 2017

Assets

Investments in securities at value (Cost $ 4,639,673)	$ 5,863,223
Cash	60,763

Total Assets	5,923,986

Liabilities
Total Liabilities	-

Net Assets	$ 5,923,986

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 945,214)	$ 4,538,144
Undistributed net investment income	36,615
Accumulated realized gain on investments	125,677
Net unrealized appreciation on investments	1,223,550

Net Assets	$ 5,923,986

Net asset value per share	$ 6.27

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Year Ended December 31, 2017

Investment income
Dividend income from underlying funds	$ 106,156
Interest income from money market	2,098
Total investment income	108,254

Expenses
Investment advisory fees	57,311
Administrative service fees	14,328
Total expenses	71,639

Net investment income	36,615

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	83,781
Net realized gain from investments	41,896
Net change in unrealized appreciation on investments	949,318
Net realized and unrealized gain on investments	1,074,995

Net increase in net assets resulting from operations	$ 1,111,610

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2017 and 2016

	2017	2016
Increase in net assets from operations
Net investment income/(loss)	$ 36,615	$ (5,115)
Capital gain distributions from underlying funds	83,781	14,608
Net realized gain from investments	41,896	144,917
Net change in unrealized appreciation/(depreciation) on investments	949,318	(7,443)
Net increase in net assets resulting from operations	1,111,610	146,967

Distributions to shareholders from:
Net investment income	-	(16,231)
Realized gains	(147,229)	-
Total distributions	(147,229)	(16,231)

Capital share transactions (note 5)	(211,606)	25,552
Total increase	752,775	156,288

Net assets at beginning of period	5,171,211	5,014,923
Net assets at end of period	$ 5,923,986	$ 5,171,211

Undistributed net investment income included in net assets at end of period	$ 36,615	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

December 31, 2017

Investment Category of Underlying Funds

(as a % of Fund net assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Frost Total Return Bond Inv Class	4.4	PIMCO Investment Grade Corp Bond Class I	4.7	PIMCO Income Class I	5.0
Virtus Newfleet Multi-Sector Short Term Bond Class I	4.3	Payden Corporate Bond	4.6
		Guggenheim Total Return Bond Class P	3.6
		Western Asset Core Plus Bond Class Fl	3.6
		DoubleLine Total Return Bond Class I	2.7
		Vanguard Core Bond Adm Class	2.7

Emerging Markets Bond	%	World Bond	%	High Yield Bond	%
Fidelity New Markets Income	4.0	T Rowe Price Global Multi-Sector Bond	4.4	Lord Abbett High Yield Class R6	4.1
Goldman Sachs Emerging Markets Debt Class IR	3.5	PIMCO Foreign Bond (USD – Hedged) Class I	4.1	Fidelity Capital & Income	3.6

Bank Loan	%	Preferred Stock	%	Utilities	%
Credit Suisse Floating Rate High Income Class I	2.6	Cohen & Steers Preferred Sec & Inc Class I	3.9	Vanguard Utilities Index Adm Class	3.9
Nuveen Symphony Floating Rate Income Class I	2.5	Salient Select Income Class I	3.3

Income from Stock Dividends	%	Asset Allocation	%	Convertible Securities	%
Vanguard High Dividend Yield Index Inv Class	4.1	Nuveen NWQ Flexible Income Class I	3.7	Columbia Convertible Securities Class Y	4.4

Short-Term Securities and Other Assets – 12.4%

Percentage of Fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

December 31, 2017

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended December 31, 2017
	Average Annual
	1 Year	5 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	5.40%	2.18%	2.89%
Barclays Capital Aggregate Bond Index	3.54%	2.10%	2.83%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

December 31, 2017

Mutual Funds (87.7%)	Shares	Value

PIMCO Income Class I	22,567	$ 280,060
PIMCO Investment Grade Corporate Bond Class I	24,896	262,402
Payden Corporate Bond	22,719	257,405
Frost Total Return Bond Inv Class	23,915	249,197
T Rowe Price Global Multi-Sector Bond	21,796	249,128
Columbia Convertible Securities Class Y	12,258	247,981
Virtus Newfleet Multi-Sector Short Term Bond Class I	51,594	245,587
Vanguard High Dividend Yield Index Inv Class	6,890	233,506
PIMCO Foreign Bond (USD Hedged) Class I	21,778	232,369
Lord Abbett High Yield Class R6	29,703	229,905
Fidelity New Markets Income	14,084	228,444
Cohen & Steers Preferred Sec & Inc Class I	15,707	222,565
Vanguard Utilities Index Adm Class	3,778	220,943
Nuveen NWQ Flexible Income Class I	9,376	206,376
Western Asset Core Plus Bond Class FI	17,352	205,443
Fidelity Capital & Income	19,787	203,805
Guggenheim Total Return Bond Class P	7,386	200,812
Goldman Sachs Emerging Market Debt Class IR	15,355	198,233
Salient Select Income Class I	8,346	184,699
Doubleline Total Return Bond Class I	14,453	153,640
Vanguard Core Bond Adm Class	7,657	152,680
Credit Suisse Floating Rate High Income Class I	21,412	146,669
Nuveen Symphony Floating Rate Income Class I	7,214	141,175

Total Mutual Funds (Cost $ 4,780,000)		4,953,024

Short-Term Securities (3.1%)

Fidelity Institutional Money Market (Cost $ 172,052)		172,052

Total Short-term Securities (Cost $ 172,052)		172,052

Total Investments in Securities (Cost $ 4,952,052) (90.8%)		5,125,076

Other Assets (9.2%)		521,139

Net Assets (100%)		$ 5,646,215

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

December 31, 2017

Assets

Investments in securities at value (Cost $ 4,952,052)	$ 5,125,076
Cash	521,139

Total Assets	5,646,215

Liabilities

Total Liabilities	-

Net Assets	$ 5,646,215

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,078,824)	$ 5,525,502
Undistributed net investment income	112,356
Accumulated realized loss on investments	(164,667)
Net unrealized appreciation on investments	173,024

Net Assets	$ 5,646,215

Net asset value per share	$ 5.23

.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Year Ended December 31, 2017

Investment income
Dividend income from underlying funds	$ 56,921
Interest Income from underlying funds	115,251
Interest income from money market	3,010
Total investment income	175,182

Expenses
Investment advisory fees	50,261
Administrative service fees	12,565
Total expenses	62,826

Net investment income	112,356

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	15,267
Net realized gain from investments	7,466
Net change in unrealized appreciation on investments	132,042
Net realized and unrealized gain on investments	154,775

Net increase in net assets resulting from operations	$ 267,131

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2017 and 2016

	2017	2016
Increase in net assets from operations
Net investment income	$ 112,356	$ 81,904
Capital gain distributions from underlying funds	15,267	13,320
Net realized gain/(loss) from investments	7,466	(3,146)
Net change in unrealized appreciation on investments	132,042	132,603
Net increase in net assets resulting from operations	267,131	224,681

Distributions to shareholders from:
Net investment income	(81,904)	(100,696)
Realized gains	-	-
Total distributions	(81,904)	(100,696)

Capital share transactions (note 5)	768,878	629,098
Total increase	954,105	753,083

Net assets at beginning of period	4,692,110	3,939,027
Net assets at end of period	$ 5,646,215	$ 4,692,110

Undistributed net investment income included in net assets at end of period	$ 112,356	$ 81,904

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Small Cap Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Select Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Effective May 1, 2014 the management fee for Select Portfolio of Funds was reduced from 1.75% to 1.00%.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

December 31, 2017

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2017

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recognized on an accrual basis when earned.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Certain Funds recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital and in certain circumstances realized gains at December 31, 2017. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2017 the net investment losses for the following Fund is:

Small Cap Fund - $26,870

Cash and Cash Equivalents:  The Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2017

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Advisory Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.47% of average net assets.

For the period ended December 31, 2017 the advisory fees for each Fund were:

MH Elite Small Cap Fund of Funds	$65,621
MH Elite Fund of Funds	$117,811
MH Elite Select Portfolio of Funds	$57,311
MH Elite Income Fund of Funds	$50,261

For the period ended December 31, 2017 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$16,405
MH Elite Fund of Funds	$29,453
MH Elite Select Portfolio of Funds	$14,328
MH Elite Income Fund of Funds	$12,565

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2017

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2017 aggregated for each Fund were:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ -	$ -
MH Elite Fund of Funds	$ -	$ -
MH Elite Select Portfolio of Funds	$ 135,000	$ 238,338
MH Elite Income Fund of Funds	$ 785,000	$ 232,466

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2017, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund were:

	Appreciation	Depreciation	Net Unrealized Appreciation/(Depreciation)
MH Elite Small Cap Fund of Funds	$ 1,383,154	$ -	$1,383,154
MH Elite Fund of Funds	$ 2,466,519	$ -	$2,466,519
MH Elite Select Portfolio of Funds	$ 1,223,550	$ -	$1,223,550
MH Elite Income Fund of Funds	$ 236,382	$ (63,358)	$173,024

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2017

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$100,198	$58,149	$112,356
Undistributed long-term capital gain	$174,932	$304,259	$104,143	$-
Capital loss carryforwards	$-	$-	$-	$164,667
Unrealized appreciation	$1,383,154	$2,466,519	$1,223,550	$173,024
Total distributable earnings	$1,558,086	$2,870,976	$1,327,693	$450,047

At December 31, 2017, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 8, 2018 with an ex and pay date of January 9, 2018.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$-	$-	$5,406	$0.002951
Short Term Capital Gain	$-	$-	$94,792	$0.051747
Long Term Capital Gain	$174,932	$0.190201	$304,259	$0.166094

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$36,615	$0.038792	$112,356	$0.104205
Short Term Capital Gain [1]	$21,534	$0.022814	$-	$-
Long Term Capital Gain	$84,685	$0.089720	$-	$-

1 For Federal income tax purposes - short term realized gains are treated as ordinary income.

For Federal income tax purposes - Capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2017, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$-	$-	$-	$ 17,835
Long term	$-	$-	$-	$ 146,832
Total	$-	$-	$-	$ 164,667

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2017

4.      INCOME TAXES (Continued)

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2014—2016) or expected to be taken in the Funds’ 2017  tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2017

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2017, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	46,896	$ 332,676	45,643	$ 286,340
Shares issued in reinvestment of distributions	50,317	344,167	58,492	335,157
	97,213	676,843	104,135	621,497
Shares redeemed	(55,470)	(394,712)	(75,486)	(493,659)
Net Increase/(Decrease)	41,743	$ 282,131	28,649	$ 127,838

MH Elite Fund of Funds
	For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	71,538	$ 453,511	131,455	$ 724,451
Shares issued in reinvestment of distributions	39,978	234,270	178,921	921,444
	111,516	687,781	310,376	1,645,895
Shares redeemed	(131,571)	(831,549)	(142,886)	(789,725)
Net Increase	(20,055)	$ (143,768)	167,490	$ 856,170

	MH Elite Select Portfolio of Funds
	For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	92,769	$ 537,971	66,431	$ 345,768
Shares issued in reinvestment of distributions	28,044	147,229	3,333	16,231
	120,813	685,200	69,764	361,999
Shares redeemed	(150,731)	(896,806)	(63,771)	(336,447)
Net Increase/(decrease)	(29,918)	$ (211,606)	5,993	$ 25,552

	MH Elite Income Fund of Funds
	For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	169,871	$ 879,569	141,608	$ 708,560
Shares issued in reinvestment of distributions	16,447	81,904	21,154	100,696
	186,318	961,473	162,762	809,256
Shares redeemed	(37,376)	(192,595)	(36,931)	(180,158)
Net Increase	148,942	$ 768,878	125,831	$ 629,098

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2017

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Funds utilize published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2017

6.

SECURITIES VALUATIONS (Continued)

Mutual Funds. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the closing price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Money Market funds are valued using amortized cost, which approximates fair value and also categorized in level 1 of the fair value hierarchy.

The following is a summary of the inputs used to value each Fund’s net assets as of December 31, 2017:

The Funds’ investment category is mutual funds and short-term securities:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 6,923,510	$ 12,600,544	$ 5,863,223	$ 5,125,076
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$ 6,923,510	$ 12,600,544	$ 5,863,223	$ 5,125,076

The Funds did not hold any Level 3 investments during the year ended December 31, 2017.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2017. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.     INDEMNIFICATIONS

In the normal course of business, the Funds’ enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds’ expect the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

   of MH Elite Portfolio of Funds Trust.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of MH Elite Small Cap Fund of Funds (“Small Cap”), MH Elite Fund of Funds (“Fund of Funds”), MH Elite Select Portfolio of Funds (“Select”) and MH Elite Income Fund of Funds (“Income”), (each a series of MH Elite Portfolio of Funds Trust), (collectively the “Funds”), including the schedule of investments, as of December 31, 2017, and the related statements of operations and for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2017 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007

Abington, Pennsylvania

February 28, 2018

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

December 31, 2017

Unaudited

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

December 31, 2017

Unaudited

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2017 through December 31, 2017.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During the Period July 1, 2017 to December 31, 2017 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$ 1,076	$6.54	(b)
Actual – MH Elite Fund of Funds	$1,000	$ 1,102	$6.62	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$ 1,092	$6.59	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$ 1,019	$6.36	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.36

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.47% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

BOARD OF TRUSTEES INFORMATION

MH Elite Portfolio of Funds Trust

December 31, 2017

Unaudited

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED TRUSTEES
Tom Bontempo 114 Shady Lane Randolph, NJ 07869 53	Independent Trustee	One Year, Since 7-1-2016	JD Power and Associates Vice President Service Industry Sales, previously, Alliance and Partnership Solutions, Senior Vice President	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 72	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 49	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 62	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President and Software Engineering Manager	N/A	None
Vincent Rettino (b) 625 Downer Street Westfield, NJ 07090 42	Interested Trustee	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

BOARD OF TRUSTEES INFORMATION

MH Elite Portfolio of Funds Trust

December 31, 2017

Unaudited

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 66	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 62	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President and Software Engineering Manager	4	None

Trustee Compensation

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees or directors of other mutual fund complexes.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Annual Report

to

Shareholders

December 31, 2017

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics

As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees confirms that the Registrant has in position, an Audit Committee Financial Expert, serving on its audit committee.  Howard Samms has been a Registrant Director/Trustee since 1997 and Chairman of the Board for the last 12 years.  Retired from Johnson & Johnson in 2005, Howard held the position of Executive Director - Finance for the last 10 of a 30 year career.  Major responsibilities included operational audits of customers' contract compliance and performance  Howard has been determined to be an audit committee financial expert and is "independent" within the meaning of item 3(a)(2) of Form N-CSR

Item 4. Principal Accountant Fees and Services

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

	Fiscal Year Ended December 31,
Fees	2017	2016
Audit Fees	$24,000	$24,000
Audit-Related	0	0
Tax Fees	4,100	4,000
All Other Fees	0	0
Total	$28,100	$28,000

Item 5.  Audit Committee of Listed Registrants

Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  Investments

(a)

Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13.   Exhibits

The following exhibits are attached to this Form N-CSR:

     Exhibit 10(a)Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c) Certification of Chief Executive Office and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: February 28, 2018